Commitments and Contingencies - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee Lease Description [Line Items]
Losses related to indemnification obligations	$ 0	$ 0	$ 0
Legal contingencies, accruals recorded		0
Lexington Massachusetts Facility
Lessee Lease Description [Line Items]
Operating lease term	10 years
Security deposit classified as restricted cash	$ 1,699,000	$ 1,699,000